Revenue Recognition - Schedule of Net Sales by Geography (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales Information [Line Items]
Net Sales	$ 8,231.5	$ 7,678.6	$ 7,394.2
US [Member]
Sales Information [Line Items]
Net Sales	4,764.0	4,439.0	4,288.8
International [Member]
Sales Information [Line Items]
Net Sales	$ 3,467.5	$ 3,239.6	$ 3,105.4